Summary of Significant Accounting Policies - Weighted-average Number of Those Common Stock Equivalents Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities	96,432,619	77,355,271	49,217,355
Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities	28,953,269	21,514,699	11,760,113